Additional capital disclosures	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Additional capital disclosures
30. Additional capital disclosures
The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focuses on keeping a strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required, without impacting the risk profile of the Company.
The capital structure as at March 31, 2023 and 2022 was as follows:

	As at March 31,
	2023	2022	% Change
Total equity attributable to the equity shareholders of the Company	$801,136	$754,003	6%
As percentage of total capital	82%	100%
Long-term debt (1)	174,381	—	(100)%
Total debt	$174,381	$—	(100)%
As percentage of total capital	18%	—

Total capital (debt and equity)	$975,517	$754,003	29%

Note:

(1)	Before netting off debt issuance cost of $975 and Nil as at March 31, 2023 and March 31, 2022, respectively.
The Company is predominantly equity-financed. This is evident from the fact that debt represents only
18% and 0% of total capital as at March 31, 2023 and 2022, respectively.